DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	WESTERN CAPITAL RESOURCES, INC.
Entity Central Index Key	0001363958
Entity Filer Category	Smaller Reporting Company